OPERATING LEASES AND COMMITMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Begininng balance	$ 158,000	$ 384,000	$ 422,000
Adjustments office lease	0	(4,000)	184,000
Accumulated amortization	(158,000)	(222,000)	(222,000)
Ending balance	$ 0	$ 158,000	$ 384,000